Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

Note 6 – PROPERTY, PLANT AND EQUIPMENT, NET

As of December 31, 2020 and 2019, property, plant and equipment consisted of the following:

	December 31,	December 31,
	2020	2019
Machinery equipment	$1,992,910	$2,689,763
Electronic equipment	32,285	29,132
Office equipment	251,914	236,008
Vehicles	43,709	40,947
Buildings	6,312,545	5,917,815
Leasehold Improvement	328,431	307,786
Total property, plant and equipment	8,961,794	9,221,451
Less: accumulated depreciation	(2,324,799)	(1,852,348)
Less: impairment loss	-	(813,344)
Translation adjustments	-	6,910
Property, plant and equipment, net	$6,636,995	$6,562,669

Depreciation expense for the years ended December 31, 2020, 2019 and 2018 was $363,098, $543,311 and $388,256, respectively.

As of December 31, 2020 and 2019, certain property, plant and equipment with net book value of $6,174,867 and $5,929,779 were pledged as collateral under certain loan arrangements, respectively (also see Note 8).

As of December 31, 2020 and 2019, certain buildings with net book value of $5,890,975 and $5,617,343 were judicially seized by the court.